1. Organization and Nature Of Operations	12 Months Ended
Dec. 31, 2013
Organization And Nature Of Operations
Organization and Nature Of Operations

Organization

eFuture Information Technology Inc. (the “Company”) is a Cayman Islands Corporation. Its wholly owned subsidiary eFuture (Beijing) Tornado Information Technology Inc. is located in Beijing, the People’s Republic of China (the “PRC”). In August 2007, eFuture (Beijing) Tornado Information Technology Inc. was renamed as eFuture (Beijing) Royalstone Information Technology Inc. (“eFuture Beijing”). The Company is a holding company with no operations of its own. All of its operations are conducted through eFuture Beijing.

On May 14, 2008, the Company acquired 51% majority equity interests in Beijing Wangku Hutong Information Technology Co., Ltd. (“Wangku”) through certain nominee pursuant to an equity transfer agreement between the certain nominee and the original shareholders. Wangku was treated as variable interest entity (“VIE”) before disposal (see note 13).

On March 13, 2011, the Company disposed all its equity interest in Wangku. For the year ended December 31, 2011, the operating results of Wangku were reported as discontinued operations in the consolidated statements of operations (see note 3).

The Company acquired control over a 100% equity interests in Beijing Changshengtiandi Ecommerce Co., Ltd. (“Changshengtiandi”) through certain nominees on January 18, 2011. Changshengtiandi was treated as a variable interest entity (“VIE”) for the period from January 18, 2011 to December 31, 2011 and for the years ended December 31, 2012 and 2013 (see note 13). The name of Changshengtiandi was changed to “Beijing Weidian Internet Service Co. Ltd.” in March 2014.

On December 20, 2012, the wholly owned subsidiary eFuture (Hainan) Royalstone Information Technology Inc. (“eFuture Hainan”) was incorporated in Hainan Province, PRC by the Company. Since its incorporation, eFuture Hainan has not generated substantial business.

The Company, its subsidiaries and VIEs are collectively referred to as the “Group”.

Nature of Operations

The Group is mainly engaged in developing and selling Enterprise Resource Planning (ERP) software and providing ONE-STOP solutions for distribution, retail and logistics businesses focused on the supply chain front market for manufacturers, retailers, distributors and third party logistics, and in providing the related system integration service and technical training services. Systems integration services involve system design and system implementation through the application of the software together with certain purchased hardware from third-party, as well as ongoing technical supporting services. Revenues are generated solely from sales to customers in China.